Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of employee benefits [text block] [Abstract]
Schedule of provisions for personnel benefits and payroll
	2020	2021
	MCh$	MCh$

Short-term personnel benefits (a.2)	43,941	53,069
Vacation accrual (a.3)	33,993	37,010
Other Benefits	25,728	10,438
Employee defined benefit plan (a.1)(*)	7,581	6,446
Total	111,243	106,963

(*)	See Note No. 2 (x) (iii).

(a.1)	Employee defined benefit plan:

Schedule of employee defined benefit plan
	2020	2021
	MCh$	MCh$

Current service cost	367	226
Interest cost on benefit obligation	160	364
Actuarial gains and losses	91	(523)
Net benefit expense	618	67

Schedule of principal assumptions used in determining pension obligations for the bank's plan
	December 31,	December 31,
	2020	2021
	%	%

Discount rate	2.31	5.70
Annual salary increase	4.04	3.94
Payment probability	99.99	99.99

Schedule of changes in the present value of the defined benefit obligation
	2020	2021
	MCh$	MCh$

Opening defined benefit obligation, January 1,	7,566	7,581
Increase in provision	527	590
Benefits paid	(603)	(1,202)
Actuarial gains and losses	91	(523)
Closing defined benefit obligation	7,581	6,446

Schedule of changes in provisions for incentive plans
	2020	2021
	MCh$	MCh$

Balances as of January 1,	51,051	43,941
Provisions established	34,138	49,652
Provisions used	(41,248)	(40,524)
Provisions released	—	—
Balances as of December 31,	43,941	53,069

Schedule of changes in provisions for vacation
	2020	2021
	MCh$	MCh$

Balances as of January 1,	27,609	33,993
Provisions established	11,512	11,294
Provisions used	(5,128)	(8,277)
Provisions released	—	—
Balances as of December 31,	33,993	37,010